Balance Sheet Components - Goodwill Rollfoward (Detail) $ in Thousands	9 Months Ended
Sep. 30, 2015 USD ($)
Goodwill [Roll Forward]
Balance at December 31, 2014	$ 0
Goodwill acquired	22,562
Subsequent goodwill adjustments	(405)
Balance at September 30, 2015	$ 22,157